Share-Based Compensation - Summary of Options Outstanding (Details)		12 Months Ended
	Sep. 25, 2020 shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Stock Options (#)
Options outstanding, beginning (in shares) | shares		5,748,503	5,693,397
Granted (in shares) | shares		786,510	1,232,796
Exercised (in shares) | shares		(36,634)	(103,828)
Expired (in shares) | shares		(2,383,140)	(135,926)
Forfeited (in shares) | shares		(7,233)	(937,936)
Options outstanding, ending (in shares) | shares		4,108,006	5,748,503
Weighted Average Exercise Price ($)
Options outstanding, beginning (in CAD per share) | $ / shares		$ 88.60	$ 95.88
Granted (in CAD per share) | $ / shares		11.56	54.27
Exercised (in CAD per share) | $ / shares		5.70	26.91
Expired (in CAD per share) | $ / shares		99.07	51.72
Forfeited (in CAD per share) | $ / shares		134.64	98.94
Options outstanding, ending (in CAD per share) | $ / shares		68.46	88.60
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in CAD per share) | $ / shares		$ 14.88
Weighted average share price (in CAD per share) | $ / shares			$ 78.08
Strategic Advisor
Stock Options (#)
Forfeited (in shares) | shares	(1,039,672)	(1,039,672)
Options outstanding, ending (in shares) | shares		623,808